Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Fees	Total Payments
Total	$ 910,000	$ 910,000
Government of Northwest Territories
Total	140,000	140,000
Provincial Government of British Columbia
Total	530,000	530,000
United States Government
Total	$ 240,000	$ 240,000